Revenue and Sales-Type Leases - Other Platform Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Other Platform
Disaggregation of Revenue [Line Items]
Revenues	$ 1,333	$ 5,688	$ 9,355	$ 35,623	$ 38,942	$ 94,388
Other Platform, Real Estate Services
Disaggregation of Revenue [Line Items]
Revenues	651	3,983	6,214	20,735	7,010	39,602
Other Platform, Title Insurance
Disaggregation of Revenue [Line Items]
Revenues	13	220	45	6,975	4,222	31,582
Other Platform, Settlement Services
Disaggregation of Revenue [Line Items]
Revenues	2	130	15	4,190	23,053	20,602
Other Platform, Other Homeownership Offerings
Disaggregation of Revenue [Line Items]
Revenues	$ 668	$ 1,355	$ 3,082	$ 3,723	$ 4,657	$ 2,601